Pension Plans, Postretirement and Other Employee Benefits - Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2017	Dec. 31, 2016
Weighted-average assumptions used to determine benefit obligations
Discount rate	3.80%	4.20%
Pension Plans, Defined Benefit | United States
Weighted-average assumptions used to determine benefit obligations
Discount rate	3.80%	4.20%
Pension Plans, Defined Benefit | Foreign
Weighted-average assumptions used to determine benefit obligations
Discount rate	2.60%	2.80%
Rate of compensation increase	2.50%	2.50%